Loss per Shares (Tables)	12 Months Ended
Dec. 31, 2020
Loss per Shares
Schedule of Loss per Shares
	December 31
	2020	2019
(Loss) attributable to equity holders of the Company	(173,308)	(28,859)
Weighted average number of shares	3,375,918	3,312,029
Basic (loss) per share	(0.05)	(0.01)